Dreyfus
Cash Management Funds



Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities




PROSPECTUS June 1, 2002
As revised, February 1, 2003




INSTITUTIONAL SHARES

DREYFUS CASH MANAGEMENT


DREYFUS CASH MANAGEMENT PLUS


DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT





This prospectus is to be used only by clients of Santa Barbara Bank & Trust, First National Bank of Central California, South Valley National Bank, and San Benito Bank, divisions of Pacific Capital Bank, N.A.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2


Dreyfus Cash Management Plus                                              4

Dreyfus Government Prime
Cash Management                                                           6

Dreyfus Treasury Cash Management                                          8

Management                                                               10

Financial Highlights                                                     11

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         13

Distributions and Taxes                                                  16

Services for Fund Investors                                              16

Instructions for Account Transactions                                    17





For More Information
--------------------------------------------------------------------------------

MORE   INFORMATION   ON  EACH   FUND  CAN  BE  FOUND  IN  THE  FUND'S  CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.




Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management invests only in U.S. government securities. Dreyfus Treasury Cash Management invests only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.




Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound) invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

                                                                   The Funds   1


                                                        Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

(pound)  repurchase agreements, including tri-party repurchase agreements

(pound)  asset-backed securities

(pound)  high   grade   commercial   paper,   and   other  short-term  corporate
         obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.




MAIN RISKS

The fund' s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


2



PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


3.80    3.16    4.08    6.01    5.42    5.56    5.51    5.12    6.42    4.14
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.67%

WORST QUARTER:                   Q4 '01                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.47%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.14%                              5.35%                           4.92%

The 7-day yield for Institutional shares on 12/31/01 was 2.04%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in
the    share    price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                     Dreyfus Cash Management  3






                                                   Dreyfus Cash Management Plus

GOAL/APPROACH


The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

(pound) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

(pound) repurchase agreements, including tri-party repurchase agreements

(pound) asset-backed    securities

(pound) domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

(pound) dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.





MAIN RISKS


The fund' s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound) the   risks   generally   associated  with  dollar-denominated  foreign
        investments,   such   as   economic   and  political  developments,
        seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



4


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


3.84    3.16    4.16    6.06    5.47    5.62    5.55    5.15    6.44    4.27
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.68%

WORST QUARTER:                   Q4 '01                          +0.67%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.51%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------

4.27%                              5.40%                           4.97%

The 7-day yield for Institutional shares on 12/31/01 was 2.28%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in
the    share    price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


                                                Dreyfus Cash Management Plus   5





                                       Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as
to   principal   and  interest  by  the  U.S.  government  or  its  agencies  or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



6


PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                        5.00    6.20    3.94
92      93      94      95      96      97      98      99      00      01



BEST QUARTER:                    Q3 '00                          +1.62%

WORST QUARTER:                   Q4 '01                          +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.43%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01

                                                               Since

                                                             inception

         1 Year                                              (2/27/98)
--------------------------------------------------------------------------------

         3.94%                                                 5.12%

The 7-day yield for Institutional shares on 12/31/01 was 1.78%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                     Dreyfus Government Prime Cash Management  7







                                               Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not
guaranteed    and    will    fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


8


PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


3.71    3.03    3.94    5.84    5.29    5.41    5.28    4.84    6.06    3.96
92      93      94      95      96      97      98      99      00      01



BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q4 '01                          +0.59%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.45%.
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

3.96%                              5.11%                           4.73%

The 7-day yield for Institutional shares on 12/31/01 was 1.93%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in
the    share    price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                            Dreyfus Treasury Cash Management   9






MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


10


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund' s financial statements, is included in the annual report, which is available to investors upon request.


                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS CASH MANAGEMENT                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .037       .063      .051       .053       .054

 Distributions:          Dividends from investment
                         income -- net                                            (.037)     (.063)    (.051)     (.053)     (.054)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  3.77       6.46      5.19       5.45       5.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                         3.64       6.24      5.12       5.32       5.45
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       13,260      9,125     9,015      6,273      4,103


                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS CASH MANAGEMENT PLUS                                                    2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .038       .063      .051       .054       .055

 Distributions:          Dividends from investment
                         income -- net                                            (.038)     (.063)    (.051)     (.054)     (.055)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  3.91       6.49      5.22       5.50       5.64
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                         3.54       6.33      5.08       5.36       5.50
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       27,179     10,352     6,524      7,448      5,793


                                                                                             Financial Highlights  11


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   YEAR ENDED JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                   2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        1.00      1.00       1.00      1.00

 Investment operations:  Investment income -- net                                            .035      .061       .049      .048

 Distributions:          Dividends from investment
                         income -- net                                                      (.035)    (.061)     (.049)    (.048)

 Net asset value, end of period                                                              1.00      1.00       1.00      1.00

 Total return (%)                                                                            3.56      6.27       5.04      5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  .20       .20        .20       .20(2)

 Ratio of net investment income
 to average net assets (%)                                                                   3.39      5.99       4.98      5.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                    360       288        397       194

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.

                                                                                                  YEAR ENDED JANUARY 31,
 DREYFUS TREASURY CASH MANAGEMENT                                                2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .036       .060      .048       .051       .053

 Distributions:          Dividends from investment
                         income -- net                                            (.036)     (.060)    (.048)     (.051)     (.053)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  3.62       6.12      4.88       5.21       5.42
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20         20

 Ratio of net investment income
 to average net assets (%)                                                         3.42       5.93      4.76       5.09       5.30
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        2,787      2,138     1,879      2,865      2,921



12

                                                            Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund' s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund' s net asset value (NAV), which is generally calculated at 12: 00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund' s management determines to do so. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.


AS TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS AND DREYFUS TREASURY CASH MANAGEMENT ONLY, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12: 00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.


AS TO DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12: 00 noon or 5: 00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:
00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

AS TO EACH FUND, orders effected through compatible computer facilities after 5:
00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

                                                        Account Information  13


ACCOUNT POLICIES (CONTINUED)

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

*The  minimum initial investment in Institutional shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund, and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV. If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5: 00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted
and    an    emergency    shall    be    deemed    to    exist.

Any certificates representing fund shares being sold must be returned with the redemption request.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


14


General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

(pound) refuse any purchase or exchange request that could adversely affect the fund or its operations

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound) change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

                                                        Account Information   15


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.



SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for any other fund not offered by this prospectus before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available) . There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income and interest paid by the fund's portfolio investments are passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own the higher your distributions.


16


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus
Institutional Services Division
representative with information about
your transaction.


WIRE  Transmit your investment to
The Bank of New York, with these
instructions:
   * ABA# 021000018
   * fund name and DDA#
   * Dreyfus Cash Management
     DDA# 8900052015
   * Dreyfus Cash Management Plus
     DDA# 8900052252
   * Dreyfus Government Prime
     Cash Management DDA# 8900337273
   * Dreyfus Treasury Cash Management
     DDA# 8900052112
   * the share class
   * your Social Security or tax ID number
   * account registration
   * dealer number, if applicable
   * account number

Call us to obtain an account number.
Return your application with the account number on the application.




TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus
Institutional Services Division
representative with information about
your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
* ABA# 021000018
* fund name and DDA#
* Dreyfus Cash Management
  DDA# 8900052015
* Dreyfus Cash Management Plus
  DDA# 8900052252
* Dreyfus Government Prime Cash Management
  DDA# 8900337273
* Dreyfus Treasury Cash Management
  DDA# 8900052112
* the share class
* account number
* account registration
* dealer number, if applicable



TO SELL SHARES

Before redeeming shares, call a
Dreyfus Institutional Services Division
representative with information about
your transaction.

WIRE  Be sure the fund has your bank
account information on file. Proceeds will be wired to your bank.




To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

                                                       Account Information   17





INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

Access Lion Remote System, input new
account data and retrieve account
number for your records.




TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:
* account number
* fund number:
[share class: #]
* amount to buy

Print a report of transactions for
your records.




TO SELL SHARES

Access Lion Remote System, confirm
bank account information or select from
multiple wire instructions.
Enter:
* account number
* fund number:
[share class:#]
* amount to sell

Print a report of transactions
for your records.





THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.






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                               For More Information



Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175


Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295


Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723




More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes   each   fund's  performance,  and  lists  its  portfolio  holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation
CMGT-P0203-SBB